Cash flow information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from investing activities
Acquisition of property, plant, and equipment by financing	R$ 220,005	R$ 29,193	R$ 138,834
Acquisition of fixed assets through advance	0	20,913	0
Payment of obligations for acquisition with treasury shares	(97,964)	0	0
Acquisition of investment with exchange of shares in subsidiaries	0	368,260	0
Balance payable for acquisition of investment	0	285,206	16,311
Net cash used in investing activities	122,041	703,572	155,145
Cash flow from financing activities
Operational lease	(393,127)	(129,551)	0
Accumulated translation adjustment	401,492	(118,891)	75,422
Participation of non-controlling	26,540	75,085	24,153
Warrant and earn out	35,448	30,753	0
Capital increase with investment receipt	0	263,004	0
Net cash generated from financing activities	R$ 70,353	R$ 120,400	R$ 99,575